Related Party Agreements and Transactions (Payables to Related Parties) (Detail) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Related Party Transaction [Line Items]
Payables - related parties	$ 87	$ 56
MPC [Member]
Related Party Transaction [Line Items]
Payables - related parties	63	35
MarkWest Utica EMG [Member]
Related Party Transaction [Line Items]
Payables - related parties	$ 24	$ 21
Related Party Revolving Credit Agreement [Member] | MPC Investment [Member]
Related Party Transaction [Line Items]
Debt Instrument, Interest Rate, Effective Percentage	1.939%	1.744%